Summary of Significant Accounting Policies (Details)	12 Months Ended
	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalent	$ 63,535,847		$ 25,296,811		$ 8,166,037
Provision for doubtful accounts	$ 4,872,854	$ 626,291	2,154,945	$ 540,000
Income tax examination likelihood, description	50% likely of being realized on examination	50% likely of being realized on examination
Income tax examination, year	7 years	7 years
Penalty for income tax	$ 8,676	$ 1,115
Compensation limit	800,000	$ 102,821
Cash and cash equivalents deposit balance	63,535,847				$ 8,166,037
Cash insured amount	$ 1,697,887
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of amounts	1				1
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of amounts	7.7805				7.7805
Provision for doubtful accounts	$ 3,890,793		982,061
Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s contribution, percentage	5.00%	5.00%
Employee’s contribution	$ 30,000	$ 3,856
Cost incurred	$ 281,573	36,190	$ 144,264	$ 121,918
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Net proceeds (in Dollars)		$ 50,000